Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	ATLAS CORP.
Entity Central Index Key	0001794846
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity File Number	333-229312
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Entity Preferred Stock, Shares Outstanding	33,335,570	33,335,570
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	23 Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6HE
Entity Common Stock, Shares Outstanding	246,277,338
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Graham Talbot
Entity Address, Address Line One	23 Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6HE
City Area Code	+44
Local Phone Number	+44 20 7788 7819
Contact Personnel Fax Number	+ 44 843 320 5270
Series D Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	5,093,728
Title of 12(b) Security	Series D Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PD
Security Exchange Name	NYSE
Series E Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	5,415,937
Title of 12(b) Security	Series E Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PE
Security Exchange Name	NYSE
Series G Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	7,800,800
Title of 12(b) Security	Series G Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PG
Security Exchange Name	NYSE
Series H Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	9,025,105
Title of 12(b) Security	Series H Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PH
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	6,000,000
Title of 12(b) Security	Series I Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PI
Security Exchange Name	NYSE
Common Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, par value of $0.01 per share
Trading Symbol	ATCO
Security Exchange Name	NYSE